BlackRock Advantage Global Fund, Inc.

BlackRock Advantage SMID Cap Fund, Inc.

BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series I Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BATS: Series V Portfolio

BlackRock Bond Fund, Inc.

BlackRock Sustainable Total Return Fund

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage International Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Commodity Strategies Fund

BlackRock Defensive Advantage Emerging Markets Fund

BlackRock Emerging Markets ex-China Fund

BlackRock Global Equity Absolute Return Fund

BlackRock Global Equity Market Neutral Fund

BlackRock Infrastructure Sustainable Opportunities Fund

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock SMID-Cap Growth Equity Fund

BlackRock Sustainable Advantage Emerging Markets Equity Fund

BlackRock Sustainable Advantage Global Equity Fund

BlackRock Sustainable Advantage International Equity Fund

BlackRock Sustainable Advantage Large Cap Core Fund

BlackRock Tactical Opportunities Fund

BlackRock U.S. Insights Long/Short Equity Fund

iShares Developed Real Estate Index Fund

iShares Enhanced Roll Yield Index Fund

iShares FTSE NAREIT All Equity REIT Index Fund

iShares Municipal Bond Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Short-Term TIPS Bond Index Fund

iShares Total U.S. Stock Market Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Retirement Income 2030 Fund

BlackRock Retirement Income 2040 Fund

BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock Diversified Equity Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock LifePath® Dynamic 2070 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

BlackRock LifePath® Index 2070 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock High Yield Portfolio

BlackRock Impact Mortgage Fund

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Mortgage-Backed Securities Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Sustainable High Yield Bond Fund

BlackRock Funds VI

BlackRock Advantage CoreAlpha Bond Fund

BlackRock Funds VII, Inc.

BlackRock Sustainable Emerging Markets Equity Fund

BlackRock Sustainable U.S. Value Equity Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BlackRock International Select Equity Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Mid-Cap Value Series, Inc.

BlackRock Mid-Cap Value Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock Impact Municipal Fund

BlackRock National Municipal Fund

BlackRock Short Duration Muni Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock Sustainable Balanced Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Unconstrained Equity Fund

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage SMID Cap V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock International V.I. Fund

BlackRock International Index V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 3, 2025 to the Prospectuses and Statement of Additional Information (“SAI”) of each Fund

Effective immediately, references to the interfund lending program and master interfund lending agreement in the prospectuses and SAI of each Fund are deleted. The interfund lending program, which has been discontinued, previously provided that, to the extent permitted by its investment policies and restrictions, each Fund has the option of lending money to and/or borrowing money from another Fund for temporary purposes. There have been no material transactions under the interfund lending program to date.

Shareholders should retain this Supplement for future reference.

PRSAI-GLOBAL-0325SUP